Commitments (Details 1) - Employment Agreements [Member] - USD ($)													1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 02, 2017	Feb. 01, 2017	Nov. 04, 2016	Jul. 28, 2016	Jun. 14, 2016	Apr. 05, 2016	Dec. 07, 2015	Sep. 09, 2015	May 16, 2015	May 01, 2015	Mar. 26, 2015	Jan. 14, 2015	Dec. 09, 2016	Oct. 20, 2016	Jun. 23, 2016	Oct. 02, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
President and Chief Executive Officer [Member]
Commitments (Textual)
Annual base salary																	$ 125,000	$ 125,000
President [Member]
Commitments (Textual)
Purchase of restricted common shares		100,000				56,000			100,000
Purchase price per share		$ 0.51				$ 0.90			$ 1.20
Accrued officer's compensation		$ 51,000			$ 55,601	$ 50,400			$ 120,000	$ 87,781							99,905	88,405	$ 115,131
Vice-President and Secretary [Member]
Commitments (Textual)
Annual base salary																	100,000	100,000
Vice President [Member]
Commitments (Textual)
Annual base salary																	100,000	100,000
Purchase of restricted common shares	47,170
Purchase price per share	$ 0.53
Accrued officer's compensation	$ 25,000		$ 6,000	$ 2,700									$ 10,000	$ 1,000	$ 32,000		141,072	149,121	137,905
Controller [Member]
Commitments (Textual)
Annual base salary																	80,000	80,000
Accrued officer's compensation												$ 25,000	$ 7,500				$ 222,100	182,100	136,798
Mr Drohan [Member]
Commitments (Textual)
Annual base salary																		$ 125,000	$ 125,000
Mr Kuczynski [Member]
Commitments (Textual)
Accrued officer's compensation							$ 2,500	$ 2,000			$ 33,000					$ 3,200